Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Fees	Total Payments
Total	$ 79,140,707	$ 1,586,580	$ 80,727,287
UNITED STATES | Office Of Natural Resources Revenue
Total	$ 79,140,707	$ 1,586,580	$ 80,727,287